Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Aug. 31, 2024
Schedule of Other Current Assets [Line Items]
Total	$ 1,131	$ 4,111	$ 4,096
Receivable from a third party [Member]
Schedule of Other Current Assets [Line Items]
Total	1,131	15
Receivable from disposal of subsidiaries [Member]
Schedule of Other Current Assets [Line Items]
Total		$ 4,096